Significant Accounting Policies - Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	[1]
Disclosure Of Significant Accounting Policies [Abstract]
Fuel oil	$ 23,203	$ 13,528
Materials and consumables	3,398	2,780
Inventory	$ 26,601	$ 16,308	[1]	$ 18,581

[1]	See Note 2i for further details.